NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-17	15-Nov-17	15-Dec-17
To	30-Nov-17	15-Dec-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$178,296,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	938,296,000.00

Required Participation Amount	$938,296,000.00
Excess Receivables	$16,666,655.84

Total Collateral	954,962,655.84

Collateral as Percent of Notes	125.65%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$6,491,046,840.51
Total Principal Collections	($2,194,812,700.81)
Investment in New Receivables	$1,870,659,213.92
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($790,946,570.94)
Less Servicing Adjustment	($4,322,701.50)

Ending Balance	$5,371,624,081.18

SAP for Next Period	17.78%

Average Receivable Balance	$5,538,974,954.62
Monthly Payment Rate	39.62%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$18,926,369.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,926,369.96

Exhibit 99.7

Series Allocation Percentage at Month-End	17.78%
Floating Allocation Percentage at Month-End	92.41%

Expected Final	Accumulation	Early Redemption
Payment Date	Period	Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	1.250280%
Applicable Margin	0.430000%
	1.680280%

	Actual	Per $1000
Interest	1,064,177.33	1.40
Principal	—	—

		1.40
		1.68%
Total Due Investors	1,064,177.33
Servicing Fee	781,913.33

Excess Cash Flow	1,263,241.16

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.69%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		6.90%